Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory purchased	$ 106,949	$ 156,660	$ 760,305
Due to majority shareholder
Minimum [Member]
Percentage of commission on sale of inventory	5.00%	5.00%
Maximum [Member]
Percentage of commission on sale of inventory	10.00%	10.00%
Russian Affiliate [Member]
Related party payable	$ 46,916	$ 115,815	$ 166,875